Condensed Consolidated Statements of Operations - USD ($)			3 Months Ended	4 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
		Feb. 04, 2021	Jun. 30, 2021	Dec. 31, 2019	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
General and administrative costs		$ 751	$ 150,886		$ 151,637
Franchise tax expenses			48,768		84,434
Loss from operations			(199,654)		(236,071)
Other income (expenses):
Offering costs associated with derivative warrant liabilities			(1,042,104)		(1,042,104)
Change in fair value of derivative warrant liabilities			(15,356,267)		(15,356,267)
Income from investments held in Trust Account			7,459		7,459
Loss upon issuance of private placement warrants			(15,213,332)		(15,213,332)
Total other income (expenses)			(31,604,244)		(31,604,244)
Net loss		$ (751)	(31,803,898)		(31,840,315)
Weighted average shares outstanding, basic and diluted (in Shares)	[1],[2]	12,000,000
Operating expenses:
Basic and diluted net income/loss per share (in Dollars per share)		$ 0
EQRx, INC. [Member]
General and administrative costs				$ 3,481,000		$ 23,505,000	$ 10,316,000	$ 25,689,000
Loss from operations				(4,626,000)		(61,598,000)	(15,601,000)	(250,080,000)
Other income (expenses):
Change in fair value of convertible promissory notes				(3,882,000)
Interest income						163,000	56,000	97,000
Other income						92,000
Total other income (expenses)				(3,882,000)		255,000	56,000	97,000
Net loss and comprehensive loss				(8,508,000)		(61,343,000)	(15,545,000)	(249,983,000)
Net loss				$ (8,508,000)		$ (61,343,000)	$ (15,545,000)	$ (249,983,000)
Weighted average shares outstanding, basic and diluted (in Shares)				4,264,435		36,504,031	22,259,716	25,486,021
Operating expenses:
Basic and diluted net income/loss per share (in Dollars per share)				$ (2)		$ (1.68)	$ (0.7)	$ (9.81)
Operating expenses:
Research and development				$ 1,145,000		$ 38,093,000	$ 5,285,000	$ 224,391,000
Total operating expenses				$ 4,626,000		$ 61,598,000	$ 15,601,000	$ 250,080,000
Class A Common Stock
Other income (expenses):
Income from investments held in Trust Account			7,459		7,459
Net loss and comprehensive loss
Weighted average shares outstanding, basic and diluted (in Shares)			55,200,000		55,200,000
Operating expenses:
Basic and diluted net income/loss per share (in Dollars per share)			$ 0		$ 0
Class B Common Stock
Other income (expenses):
Net loss and comprehensive loss			$ (31,803,898)		$ (31,840,315)
Weighted average shares outstanding, basic and diluted (in Shares)			13,641,758		13,016,327
Operating expenses:
Basic and diluted net income/loss per share (in Dollars per share)			$ (2.33)		$ (2.45)

[1]	The shares and the associated amounts have been retroactively restated to reflect a 1:1.2 stock split of Class B common stock on April 6, 2021, resulting in an aggregate of 13,800,000 shares of Class B common stock outstanding (see Note 5).
[2]	This number excludes an aggregate of up to 1,800,000 Class B common stock subject to forfeiture by the Sponsor if the over-allotment option is not exercised in full or in part by the underwriters (see Note 5).